Consolidated statement of changes in stockholders' equity - EUR (€) € in Thousands	Share capital	Additional paid-in capital	Foreign currency translation	Revaluation reserve	Retained Earnings	Total
Beginning balance at Dec. 31, 2020	€ 163,915	€ 1,030,702	€ (41,782)	€ 4,260	€ (432,639)	€ 724,456
Beginning balance (Shares) at Dec. 31, 2020	163,914,741					163,915,000
Capital increase	€ 11,497	391,629				€ 403,126
Capital increase (Shares)	11,497,500
Exercised stock options	€ 1,196					1,196
Exercised stock options (shares)	1,195,954
Stock option plan		7,805				7,805
Deferred and current tax on future deductible expenses					708	708
Other comprehensive income			26,091	(1,207)		24,884
Net income (loss) for the period					215,510	215,510
Total comprehensive income (loss)			26,091	(1,207)	215,510	240,394
Ending balance at Dec. 31, 2021	€ 176,608	1,430,136	(15,691)	3,053	(216,421)	€ 1,377,685
Ending balance (Shares) at Dec. 31, 2021	176,608,195					176,608,000
Exercised stock options	€ 345					€ 345
Exercised stock options (shares)	344,458
Stock option plan		9,919				9,919
Transaction costs		(45)				(45)
Deferred and current tax on future deductible expenses					(301)	(301)
Other comprehensive income			(598)	(24,166)		(24,764)
Net income (loss) for the period					(175,655)	(175,655)
Total comprehensive income (loss)			(598)	(24,166)	(175,655)	(200,419)
Ending balance at Dec. 31, 2022	€ 176,953	1,440,010	(16,289)	(21,113)	(392,377)	€ 1,187,184
Ending balance (Shares) at Dec. 31, 2022	176,952,653					176,953,000
Exercised stock options	€ 233					€ 233
Exercised stock options (shares)	233,083
Stock option plan		9,630				9,630
Transaction costs		14				14
Other comprehensive income			(1,760)	8,519		6,759
Net income (loss) for the period					(83,913)	(83,913)
Total comprehensive income (loss)			(1,760)	8,519	(83,913)	(77,153)
Ending balance at Dec. 31, 2023	€ 177,186	€ 1,449,654	€ (18,049)	€ (12,594)	€ (476,290)	€ 1,119,908
Ending balance (Shares) at Dec. 31, 2023	177,185,736					177,185,736